INCOME/(LOSS) PER SHARE (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Sep. 30, 2025 $ / shares	Sep. 30, 2025 CNY (¥) ¥ / shares shares	Sep. 30, 2024 CNY (¥) ¥ / shares shares	Sep. 30, 2023 CNY (¥) ¥ / shares shares
Denominator:
Average common stock outstanding - Basic		7,490,671	6,459,189	6,546,153
Average common stock outstanding - Diluted		7,490,671	6,465,370	6,562,278
Basic and Diluted Per Share Data:
Basic income (loss) per share attributable to Origin Agritech Limited | (per share)	$ (1)	¥ (7.12)	¥ 3.21	¥ 8.45
Diluted income (loss) per share attributable to Origin Agritech Limited | (per share)	$ (1)	¥ (7.12)	¥ 3.2	¥ 8.43
Origin Agritech Limited
Numerator:
Net income (loss) attributable to Origin Agritech Limited | ¥		¥ (53,328)	¥ 20,712	¥ 55,332
Denominator:
Average common stock outstanding - Basic		7,490,671	6,459,189	6,546,153
Average common stock outstanding - Diluted		7,490,671	6,465,370	6,562,278
Basic and Diluted Per Share Data:
Basic income (loss) per share attributable to Origin Agritech Limited | ¥ / shares		¥ (7.12)	¥ 3.21	¥ 8.45
Diluted income (loss) per share attributable to Origin Agritech Limited | ¥ / shares		¥ (7.12)	¥ 3.2	¥ 8.43